EMPLOYEE BENEFIT PLANS (Tables)	9 Months Ended
Sep. 30, 2023
Retirement Benefits [Abstract]
Schedule of Net Periodic Benefit Costs
The components of net periodic benefit cost (benefit) for Dole’s U.S. and international pension plans and other postretirement benefit (“OPRB”) plans were as follows:

	U.S. Pension Plans		International Pension Plans		OPRB Plans
	Three Months Ended September 30, 2023	Three Months Ended September 30, 2022	Three Months Ended September 30, 2023	Three Months Ended September 30, 2022	Three Months Ended September 30, 2023	Three Months Ended September 30, 2022

	(U.S. Dollars in thousands)
Service cost	$53	$64	$1,293	$1,140	$—	$1
Interest cost	2,231	1,236	2,717	2,176	173	111
Expected return on plan assets	(3,307)	(2,819)	(2,048)	(1,914)	—	—
Amortization of:
Net (gain) loss	(145)	—	(531)	582	(77)	—
Prior service benefit	—	—	(158)	(167)	—	—
Curtailments, settlements and terminations, net	—	—	865	77	—	—
Foreign exchange and other	—	—	3	85	—	—
Net periodic cost (benefit)	$(1,168)	$(1,519)	$2,141	$1,979	$96	$112

	U.S. Pension Plans		International Pension Plans		OPRB Plans
	Nine Months Ended September 30, 2023	Nine Months Ended September 30, 2022	Nine Months Ended September 30, 2023	Nine Months Ended September 30, 2022	Nine Months Ended September 30, 2023	Nine Months Ended September 30, 2022

	(U.S. Dollars in thousands)
Service cost	$160	$192	$3,880	$3,421	$—	$2
Interest cost	6,692	3,707	8,537	6,526	520	332
Expected return on plan assets	(9,920)	(8,456)	(6,144)	(5,741)	—	—
Amortization of:
Net (gain) loss	(435)	—	(1,594)	1,748	(231)	—
Prior service benefit	—	—	(475)	(501)	—	—
Curtailments, settlements and terminations, net	—	—	3,197	(948)	—	—
Foreign exchange and other	—	—	(27)	200	—	—
Net periodic cost (benefit)	$(3,503)	$(4,557)	$7,374	$4,705	$289	$334